Securities purchased (sold) under resale (repurchase) agreements - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Securities purchased sold under resale repurchase agreements [Abstract]
Securities purchased under agreements to resell presented as cash equivalents	R$ 2,885,843	R$ 2,760,296	R$ 646,478
Securities sold under repurchase agreements, interest rate	11.85%	10.91%